United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 07/31/2012

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—87.1%
		Aerospace/Defense—1.1%
$1,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$983,250
3,525,000		BE Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	3,710,062
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	504,687
3,025,035	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	3,225,444
1,275,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,346,719
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,816,000
		TOTAL	14,586,162
		Automotive—6.2%
3,250,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,319,063
800,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	869,000
2,025,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,138,906
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,295,000
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,517,063
1,700,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	1,776,500
3,175,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,321,844
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	758,625
5,325,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,260,000
3,350,000		Ford Motor Credit Co., 2.75%, 5/15/2015	3,378,998
3,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	3,135,399
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,439,546
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,254,375
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	777,744
1,875,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,942,575
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	801,509
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	5,035,094
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,565,365
2,200,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,318,250
4,575,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,249,031
4,325,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	4,616,937
225,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	247,219
540,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	508,950
3,700,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,459,500
525,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	558,469
5,050,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,466,625
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,165,781
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	812,813
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,031,938
3,750,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	4,185,937
3,250,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,424,687
6,650,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,807,937
		TOTAL	81,440,680
		Building Materials—2.9%
2,250,000		Anixter International, Inc., 5.625%, 5/1/2019	2,345,625
1,250,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,209,375
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,779,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$475,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	$524,875
2,700,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	2,882,250
3,650,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	3,791,437
3,550,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,709,750
3,875,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	3,971,875
1,225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,329,125
4,275,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,424,625
4,350,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,534,875
4,375,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,489,844
2,975,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,205,563
		TOTAL	38,198,594
		Chemicals—2.2%
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	761,250
4,450,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	4,183,000
2,050,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,085,875
2,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,188,750
2,650,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,663,250
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	1,010,625
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	715,625
1,575,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,724,625
2,775,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	2,823,562
1,975,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,451,625
4,250,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	4,340,312
1,971,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,123,753
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,447,125
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	592,500
		TOTAL	28,111,877
		Construction Machinery—0.6%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,308,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	877,687
775,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	811,812
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,115,125
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	795,000
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	799,688
		TOTAL	7,707,312
		Consumer Products—2.9%
3,675,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,886,312
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,922,625
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	434,000
4,375,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	4,637,500
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,018,756
650,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	722,313
404,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	438,340
4,375,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,347,656
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,368,438
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	585,375
2,975,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,313,406
3,900,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	4,041,414
1,575,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	1,807,312

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$3,075,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	$3,224,906
475,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	545,063
3,250,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	3,290,625
		TOTAL	38,584,041
		Energy—7.4%
2,725,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	1,062,750
1,900,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,876,250
3,050,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,966,125
2,225,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	2,364,063
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	294,594
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,815,938
2,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	3,042,812
1,675,000	[1,2]	Chaparral Energy, Inc., Series 144A, 7.625%, 11/15/2022	1,762,938
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,057,875
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	900,000
4,450,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,366,562
3,000,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	2,745,000
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	575,531
3,200,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,312,000
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	911,641
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,406,500
3,575,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	3,753,750
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,047,375
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	301,125
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,072,370
850,000	[1,2]	EP Energy LLC., Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	908,438
3,775,000	[1,2]	EP Energy LLC., Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	4,067,562
1,000,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	910,000
575,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	606,625
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,754,687
3,875,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,720,000
4,525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,389,250
2,725,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	2,779,500
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,060,000
625,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	626,563
2,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,970,250
1,800,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	1,732,500
2,250,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	2,401,875
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,968,875
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,556,562
3,175,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,294,062
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,526,250
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,560,000
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	161,250
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,139,844
75,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	76,875
4,825,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	5,024,031
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	667,188
2,650,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	2,948,125

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$3,450,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	$3,462,937
2,975,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,138,625
		TOTAL	97,087,073
		Entertainment—0.6%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,713,500
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,708,000
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,338,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,655,687
		TOTAL	7,415,187
		Financial Institutions—5.2%
1,900,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,223,000
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	481,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,401,719
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,949,063
3,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	3,879,930
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,214,656
4,850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	5,058,836
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,143,531
5,250,000		CIT Group, Inc., 5.25%, 3/15/2018	5,565,000
825,000		CIT Group, Inc., 5.375%, 5/15/2020	868,765
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	3,001,089
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 7/31/2017	3,000,000
4,866,071	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,896,483
850,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	866,092
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,596,216
4,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	4,357,031
2,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,673,125
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,272,656
3,425,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,002,969
2,725,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,895,313
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	999,875
8,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	9,154,500
		TOTAL	67,500,849
		Food & Beverage—4.4%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	4,074,415
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,818,777
1,575,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.966%, 2/1/2015	1,576,969
1,825,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,980,125
3,275,000		Constellation Brands, Inc., 6.00%, 5/1/2022	3,631,156
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	591,938
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,095,875
7,050,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	7,755,000
7,075,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	7,057,312
7,650,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	8,491,500
3,275,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	3,516,531
1,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,515,563
1,625,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,690,000
3,300,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,679,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$6,600,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	$6,798,000
		TOTAL	57,272,661
		Gaming—3.3%
3,475,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	3,483,687
2,842,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,980,548
1,225,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	1,326,063
1,675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,737,813
4,825,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,247,187
4,000,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	4,025,000
3,175,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,111,500
3,325,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,349,937
2,900,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	3,012,375
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	336,750
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	447,500
2,750,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	2,925,313
1,225,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,361,281
3,000,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,146,250
2,435,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,432,273
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,426,750
3,075,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,244,125
		TOTAL	43,594,352
		Health Care—9.0%
1,450,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	1,511,625
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,123,375
2,575,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,700,531
2,925,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	3,020,063
7,475,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	8,082,344
2,300,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,061,375
4,100,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,495,250
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	431,250
1,250,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	1,293,750
5,975,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	6,385,781
4,525,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	4,977,500
6,350,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,945,312
1,800,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,946,250
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	96,500
650,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	728,000
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	593,250
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	707,422
11,125,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,543,437
2,275,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	2,411,500
5,200,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,122,000
1,850,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	1,535,500
4,525,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,051,031
6,875,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,588,281
2,950,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	3,245,000
4,425,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	4,646,250
3,175,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	3,325,812
3,950,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	4,275,875

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$325,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 4.111%, 6/1/2015	$318,094
2,575,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	2,632,938
3,800,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,915,900
5,693,906		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	5,878,958
5,725,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	6,011,250
2,625,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	2,802,188
		TOTAL	117,403,592
		Industrial - Other—3.0%
1,075,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	1,138,156
2,525,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,689,125
750,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	828,750
675,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	702,844
4,225,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	4,531,312
2,625,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	2,723,438
1,200,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	1,242,000
1,050,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	1,107,750
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,032,562
2,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,226,000
1,000,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,045,000
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,238,750
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,152,813
675,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	757,688
4,050,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,131,000
4,275,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	4,734,562
2,825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	3,015,687
1,167,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,289,535
		TOTAL	39,586,972
		Lodging—0.3%
725,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	775,750
1,400,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	1,578,500
1,925,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,987,563
		TOTAL	4,341,813
		Media - Cable—1.4%
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	955,937
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,393,750
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,103,750
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	685,156
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	198,625
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,425,500
1,450,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	1,479,000
6,250,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	6,468,750
3,075,000		Virgin Media, Inc., 5.25%, 2/15/2022	3,198,000
518,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	582,103
		TOTAL	18,490,571
		Media - Non-Cable—5.2%
2,400,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,730,000
5,850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,914,000
1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	1,871,625
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	189,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$700,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	$659,750
4,850,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	4,668,125
5,950,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,470,625
3,500,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,412,500
3,775,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,124,187
2,404,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	2,572,280
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	2,260,125
225,000	[3,4,5]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	5,906
1,175,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,226,406
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,313,625
1,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	1,547,875
2,208,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	2,332,200
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,503,250
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,531,875
1,125,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	1,254,375
725,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	768,500
67,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	66,665
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	615,601
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,198,125
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,966,250
1,275,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	1,169,813
4,925,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,583,719
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,026,000
1,188,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,201,365
3,625,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,851,563
3,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,087,500
		TOTAL	68,122,830
		Metals & Mining—0.3%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
3,850,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	3,907,750
		TOTAL	3,907,760
		Packaging & Containers—3.7%
4,475,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	4,721,125
300,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Note, Series 144, 9.125%, 10/15/2020	315,750
1,150,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,203,188
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,932,219
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,152,375
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,803,750
2,318,322		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	2,382,076
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	832,500
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	327,000
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	658,375
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,329,687
400,000		Reynolds Group, Series WI, 7.75%, 10/15/2016	422,000
775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	858,313
6,000,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	5,925,000
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,645,313
1,925,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,968,312

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging & Containers—continued
$2,825,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	$3,008,625
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	373,625
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	543,375
5,750,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	6,102,187
7,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,072,250
		TOTAL	48,577,045
		Paper—0.6%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,890,000
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	224,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,081,031
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	892,000
2,525,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,619,688
1,200,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,269,902
400,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.90%, 3/1/2022	426,724
		TOTAL	8,403,345
		Restaurants—1.3%
7,225,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	8,019,750
4,475,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	5,062,344
4,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	4,161,625
		TOTAL	17,243,719
		Retailers—4.2%
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,226,625
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,598,531
4,450,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,177,438
7,700,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,767,375
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	863,656
1,425,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	1,499,813
6,600,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	7,103,250
4,200,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	4,625,250
4,375,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	4,550,000
825,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	875,445
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	668,075
475,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	510,031
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	4,036,500
4,600,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	4,801,250
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,152,813
4,800,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	4,914,000
		TOTAL	54,370,052
		Services—1.2%
4,400,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	4,565,000
4,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,441,156
2,475,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	2,413,125
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	836,250
2,275,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,411,500
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,553,313
		TOTAL	16,220,344
		Technology—12.1%
2,575,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,710,188
1,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,877,063

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$4,025,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	$3,300,500
4,400,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,708,000
4,025,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	4,598,562
1,900,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	2,047,250
5,925,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	6,310,125
2,950,000	[1,2]	Ceridian Corp., Series 144A, 8.875%, 7/15/2019	3,119,625
5,600,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,887,000
4,800,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,004,000
4,275,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,606,312
4,950,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	5,395,500
7,025,000		Epicor Software Corp., 8.625%, 5/1/2019	7,235,750
200,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	222,000
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	1,330,688
950,000	[1,2]	Fidelity National Information Services, Inc., Series 144A, 7.625%, 7/15/2017	1,049,750
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	996,313
1,025,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,027,563
8,875,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	8,952,656
4,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	4,306,750
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,693,125
4,200,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	4,315,500
2,950,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,141,750
2,575,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	2,929,063
2,500,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,787,500
3,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,484,500
1,525,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	1,532,625
5,625,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,885,156
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,146,375
3,300,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,415,500
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,322,375
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,112,500
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	335,250
1,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,652,719
3,500,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,819,375
5,675,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	6,455,312
4,500,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	4,837,500
5,125,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,496,562
4,575,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,414,875
2,025,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	2,075,625
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	613,813
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	951,594
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,667,750
4,875,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	5,350,312
1,775,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,101,156
4,500,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	4,882,500
3,425,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,382,187
		TOTAL	158,488,094
		Transportation—0.3%
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,241,875

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation—continued
$1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	$1,652,719
		TOTAL	3,894,594
		Utility - Electric—1.4%
4,375,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	4,889,063
1,050,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	1,092,000
2,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,212,500
296,473	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	224,828
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,165,000
950,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	1,016,500
200,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	208,000
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,828,875
2,350,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,467,500
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	577,375
		TOTAL	17,681,641
		Utility - Natural Gas—2.8%
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,544,063
2,975,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	3,101,437
4,275,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,539,516
2,625,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	2,958,267
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	724,280
6,300,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	7,229,250
2,475,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	2,592,562
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	989,750
1,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,187,375
525,000		Inergy LP, Company Guarantee, 7.00%, 10/1/2018	544,688
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,551,500
2,375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	2,499,687
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,193,500
195,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	215,963
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,075,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	202,500
2,250,000		Targa Resources, Inc., 6.875%, 2/1/2021	2,385,000
725,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	746,750
		TOTAL	36,281,088
		Wireless Communications—2.9%
2,775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	2,990,062
1,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	1,368,938
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,088,562
875,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	894,688
850,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	869,125
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,822,250
4,900,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,967,375
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,065,000
13,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	12,070,937
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,377,500
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	3,217,500
1,775,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,939,188
		TOTAL	37,671,125

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Wireline Communications—0.6%
$375,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	$382,969
1,075,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,156,969
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,705,875
1,975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	2,118,187
		TOTAL	8,364,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,095,333,611)	1,140,547,373
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[3]	General Motors Co.	41,785
525,000	[1,3,5]	General Motors Corp., Escrow Shares	0
532	[3]	Motors Liquidation Co.	7,523
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,089)	49,308
		Preferred Stock—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	286,681
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[3]	General Motors Co., Warrants	21,274
1,927	[3]	General Motors Co., Warrants	12,988
		TOTAL WARRANTS (IDENTIFIED COST $204,284)	34,262
		MUTUAL FUNDS—13.2%[7]
48,347,128	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	48,347,128
18,762,813		High Yield Bond Portfolio	124,209,825
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $146,344,691)	172,556,953
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $1,242,164,422)[9]	1,313,474,577
		OTHER ASSETS AND LIABILITIES - NET— (0.3)%[10]	(3,456,091)
		TOTAL NET ASSETS—100%	$1,310,018,486
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $393,803,085, which represented 30.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $392,595,007, which represented 30.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/08/2011	$1,120,875	$983,250
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$251,014	$224,828
General Motors Corp., Escrow Shares	4/21/2011	$10,951	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
3	Non-income producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.

6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-Day net yield.
9	At July 31, 2012, the cost of investments for federal tax purposes was $1,241,096,302. The net unrealized appreciation of investments for federal tax purposes was $72,378,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $81,220,746 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,842,471.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,140,541,457	$5,916[2]	$1,140,547,373
Equity Securities:
Common Stocks
Domestic	49,308	—	0[2]	49,308
Preferred Stocks
Domestic	—	286,681	—	286,681
Warrants	34,262	—	—	34,262
Mutual Funds	172,556,953	—	—	172,556,953
TOTAL SECURITIES	$172,640,523	$1,140,828,138	$5,916	$1,313,474,577
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $3,094 of corporate bond securities and $5,906 of domestic common stock securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012